STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

November 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4%
Alabama - .6%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2026	750,000	[a]	742,752
Illinois - 3.3%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2034	500,000		500,987
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000		511,160
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000		508,724
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	1,000,000		963,777
Illinois, GO, Ser. D	5.00	11/1/2026	1,250,000		1,300,275
				3,784,923
Iowa - .5%
PEFA Inc., Revenue Bonds (Gas Project)	5.00	9/1/2026	525,000	[a]	537,918
Kentucky - 1.3%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	1,500,000	[a]	1,491,189
Massachusetts - .2%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Partners Healthcare) (LOC; TD Bank NA) Ser. F3	1.81	7/1/2040	300,000	[b]	300,000
Michigan - .8%
Central Michigan University, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A	1.83	10/1/2032	900,000	[b]	900,000
Nebraska - .9%
Central Plains Energy, Revenue Bonds, Refunding	4.00	8/1/2025	1,000,000	[a]	1,003,964
New Jersey - 1.8%
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	500,000		520,967
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	750,000		783,288
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	750,000		784,129
				2,088,384
New York - 87.5%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group) Ser. D	4.00	11/1/2046	500,000		458,246

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 87.5% (continued)
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	385,000		393,829
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2025	420,000		444,265
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2024	405,000		421,861
Berne-Knox-Westerlo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	7/1/2031	1,160,000		1,015,678
Brookhaven, GO, Refunding, Ser. C	2.00	1/15/2030	1,000,000		910,118
Colonie, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.00	3/1/2030	1,025,000		910,230
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems) Ser. B	5.00	7/1/2026	1,000,000		1,047,251
Dutchess County Local Development Corp., Revenue Bonds (Marist College Project) Ser. A	5.00	7/1/2040	1,000,000		1,025,236
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	920,000		956,909
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000		1,055,608
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000		546,402
Huntington, GO, Ser. A	2.00	6/15/2031	1,635,000		1,467,856
Island Trees Union Free School District, GO, Refunding (Insured; State Aid Withholding)	2.00	5/15/2032	1,545,000		1,352,468
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2036	1,000,000		1,110,117
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	1,570,000		1,663,952
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,300,000	[a]	2,346,168
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	4.00	11/15/2033	1,000,000		1,010,401

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 87.5% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	750,000		823,135
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2025	1,000,000		1,040,939
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000		1,235,511
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2030	1,000,000		1,029,020
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2032	1,000,000		1,034,553
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2028	1,095,000		1,139,664
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000		1,007,808
Nassau County, GO, Ser. A	5.00	1/15/2031	500,000		540,339
Nassau County, GO, Ser. B	5.00	4/1/2024	1,500,000	[c]	1,545,713
New York City, GO, Ser. E1	5.25	3/1/2031	1,065,000		1,190,220
New York City Housing Development Corp., Revenue Bonds	2.40	11/1/2030	910,000		817,777
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000		986,797
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/3/2023	1,500,000	[c]	1,524,144
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2033	1,540,000		1,425,172
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2030	1,600,000		1,777,893

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 87.5% (continued)
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	3.00	6/15/2038	500,000		436,181
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. F1A	1.81	6/15/2035	400,000	[b]	400,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. FF2	5.00	6/15/2035	1,000,000		1,111,394
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2030	1,175,000		1,306,726
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	5.25	8/1/2037	1,000,000		1,096,010
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	4.00	2/1/2040	1,075,000		1,060,462
New York Liberty Development Corp., Revenue Bonds, Refunding	2.63	9/15/2069	1,500,000		1,347,211
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,000,000	[d]	1,890,418
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	1,500,000	[d]	1,490,707
New York Liberty Development Corp., Revenue Bonds, Refunding (Green Bond) Ser. A	1.90	11/15/2031	2,000,000		1,599,123
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	500,000		389,949
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2039	250,000		250,069
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2038	275,000		275,449
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2037	225,000		225,821

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 87.5% (continued)
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2040	250,000		248,753
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2023	2,400,000	[c]	2,435,951
New York State Dormitory Authority, Revenue Bonds (Special Needs Facilities) Ser. A1	4.00	7/1/2027	990,000		1,035,142
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	4.00	7/1/2037	350,000		351,693
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2036	1,000,000		1,065,142
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2032	1,420,000		1,460,812
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2025	110,000	[c]	116,255
New York State Dormitory Authority, Revenue Bonds, Refunding (The Rockefeller University) Ser. A	5.00	7/1/2035	1,000,000		1,099,380
New York State Dormitory Authority, Revenue Bonds, Ser. 2015B-B	5.00	3/15/2035	1,100,000		1,157,786
New York State Dormitory Authority, Revenue Bonds, Ser. B1	4.00	7/1/2026	1,200,000		1,246,584
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. E	4.13	11/1/2028	1,000,000		1,003,005
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. L1	1.50	11/1/2029	520,000		442,415
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 203	3.10	10/1/2032	1,500,000		1,382,074
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	1,000,000		856,936

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 87.5% (continued)
New York State Mortgage Agency, Revenue Bonds, Ser. 226	1.70	4/1/2027	1,270,000	1,190,733
New York State Urban Development Corp., Revenue Bonds, Refunding, Ser. E	4.00	3/15/2036	1,050,000	1,059,724
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2034	500,000	478,220
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines Inc.)	5.00	1/1/2024	1,575,000	1,583,676
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport)	5.00	4/1/2025	1,330,000	1,374,009
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport)	5.00	4/1/2026	925,000	964,266
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport)	5.00	4/1/2024	1,050,000	1,075,613
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2029	1,000,000	1,018,796
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	5.00	7/1/2027	1,005,000	1,041,178
Onondaga County Trust for Cultural Resources, Revenue Bonds, Refunding (Syracuse University Project)	5.00	12/1/2040	1,350,000	1,478,202
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000	1,013,749
South Glens Falls Central School District, GO, Refunding (Insured; State Aid Withholding) Ser. A	2.00	7/15/2030	1,000,000	900,295
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000	1,059,549
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project) Ser. B	5.00	9/1/2039	200,000	209,028

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 87.5% (continued)
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project) Ser. B	5.00	9/1/2038	200,000		209,505
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project) Ser. B	5.00	9/1/2041	225,000		234,159
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project) Ser. B	5.00	9/1/2040	225,000		234,363
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project) Ser. B	5.00	9/1/2037	250,000		262,953
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project) Ser. B	5.00	9/1/2034	200,000		213,302
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project) Ser. B	5.00	9/1/2035	225,000		238,578
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project) Ser. B	5.00	9/1/2036	225,000		237,597
The New York City Cultural Resources Trust, Revenue Bonds (Wildlife Conservation Society) Ser. A	5.00	8/1/2023	1,480,000	[c]	1,504,311
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (Lincoln Center for the Performing Arts Inc.) Ser. A	4.00	12/1/2035	1,275,000		1,274,114
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2028	1,500,000	[a]	1,337,430
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2036	1,525,000		1,625,799
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2033	2,500,000		2,390,079
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2028	1,270,000		1,370,788
TSASC Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	500,000		511,797

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 87.5% (continued)
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2034	1,500,000		1,602,523
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE -1	5.00	12/15/2035	2,360,000		2,757,723
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2031	1,105,000		966,237
Westchester County, GO, Ser. A	2.00	10/15/2032	1,000,000		843,454
Westchester County Industrial Development Agency, Revenue Bonds, Refunding (Northern Westchester Hospital Association) (LOC; TD BANK N.A.)	1.81	11/1/2024	200,000	[b]	200,000
Westchester County Local Development Corp., Revenue Bonds (Purchase Housing Corporation II Project)	5.00	6/1/2037	1,000,000		1,012,033
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,210,000		1,258,792
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2025	1,105,000		1,139,739
Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center)	5.00	11/1/2028	1,000,000		1,021,499
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2024	1,000,000		1,022,707
Yonkers, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2026	1,000,000		1,079,716
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	4.00	10/15/2029	200,000		187,154
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	320,000		296,561
				101,516,679
Pennsylvania - .5%
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	1.81	12/1/2038	100,000	[b]	100,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - .5% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	1.81	12/1/2039	500,000	[b] 500,000
				600,000
Texas - .6%
Texas, GO, Ser. A	1.92	6/1/2045	100,000	[b] 100,000
Texas, GO, Ser. A	1.95	6/1/2044	140,000	[b] 140,000
Texas, GO, Ser. A	1.95	6/1/2043	275,000	[b] 275,000
Texas, GO, Ser. B	1.95	12/1/2041	165,000	[b] 165,000
				680,000
U.S. Related - .4%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	140,000	151,337
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	120,000	128,726
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	140,000	148,821
				428,884
Total Investments (cost $120,670,242)			98.4%	114,074,693
Cash and Receivables (Net)			1.6%	1,871,704
Net Assets			100.0%	115,946,397

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $3,381,125 or 2.92% of net assets.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

November 30, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Ultra Long Bond	4	3/22/2023	536,419	545,125	(8,706)
Ultra 10 Year U.S. Treasury Notes	39	3/22/2023	4,616,336	4,666,594	(50,258)
Gross Unrealized Depreciation				(58,964)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	114,074,693	-	114,074,693
Liabilities ($)
Other Financial Instruments:
Futures††	(58,964)	-	-	(58,964)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At November 30, 2022, accumulated net unrealized depreciation on investments was $6,595,549, consisting of $354,186 gross unrealized appreciation and $6,949,735 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.